                     As filed with the Securities and Exchange Commission on December 19, 2001

                                                                                  Securities Act File No. 333-71722
                                                                          Investment Company Act File No. 811-10541
           --------------------------------------------------------------------------------------------

                                      U.S. SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C. 20549

                                               ---------------------

                                                     FORM N-2

                                         (Check appropriate box or boxes)

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                  PRE-EFFECTIVE AMENDMENT No. 1
                  POST-EFFECTIVE AMENDMENT

                                                      AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                  Amendment No. 1

                                               ---------------------

                                          OPPENHEIMER TREMONT OPPORTUNITY
                                                     FUND, LLC
                                (Exact name of Registrant as specified in Charter)

                                                498 Seventh Avenue
                                             New York, New York 10018
                                     (Address of principal executive offices)

                        Registrant's Telephone Number, including Area Code: (212) 323-0200

                                               ---------------------

                                            c/o Katherine P. Feld, Esq.
                                         Vice President and Senior Counsel
                                              OppenheimerFunds, Inc.
                                                498 Seventh Avenue
                                             New York, New York 10018
                                      (Name and address of agent for service)

                                                     Copy to:
                                             Kenneth S. Gerstein, Esq.
                                             Schulte Roth & Zabel LLP
                                                 919 Third Avenue
                                             New York, New York 10022
           --------------------------------------------------------------------------------------------

                                   APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                  AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on
Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box

It is proposed that this filing will become effective
         when declared effective pursuant to Section 8(c)

If appropriate, check the following box:

                           This [post-effective] amendment designates a new effective date for a previously filed
[post-effective amendment] [registration statement].

                           This form is filed to register additional securities for an offering pursuant to Rule
462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is ______.

                         CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
==================================================================================
TITLE OF SECURITIES BEING REGISTERED      PROPOSED MAXIMUM AGGREGATE OFFERING AMOUNT      AMOUNT OF REGISTRATION FEE
-------------------------------------- ------------------------------------------------- ------------------------------
-------------------------------------- ------------------------------------------------- ------------------------------

Limited Liability Company Interests                      $50,000,000                                $31,250
--------------------------------------
==================================================================================

                  The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the
Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

                                                     FORM N-2

                                          OPPENHEIMER TREMONT OPPORTUNITY
                                                     FUND, LLC

                                                    SIGNATURES

         Pursuant to the  requirements  of the Securities  Act of 1933 and the Investment  Company Act of 1940, the
Registrant has duly caused this  registration  statement to be signed on its behalf by the  undersigned,  thereunto duly authorized, in the City of New York, and State of New York, on the 17th day of December, 2001.

                                            OPPENHEIMER TREMONT OPPORTUNITY
                                                     FUND, LLC

                                            By:      /s/ John V. Murphy
                                                     -----------------------
                                                     Name:    John V. Murphy
                                                     Title:   Member

         Pursuant to  requirements of the Securities Act of 1933,  this  registration  statement has been signed by the following persons in the capacities indicated.

                                                     Title                              Date
                                                     -----                              ----

  /s/  Ronald J. Abdow                               Manager                    December 17, 2001
------------------------------------
Ronald J. Abdow

_/s/  John V. Murphy                                 Manager                    December 17, 2001
------------------------------------
John V. Murphy

_/s/  Eustis Walcott__                               Manager                    December 17, 2001
------------------------------------
Eustis Walcott

_/s/  Joseph M. Wikler                               Manager                    December 17, 2001
---------------------------
Joseph M. Wikler

_/s/  Peter I. Wold___                               Manager                    December 17, 2001
------------------------------------
Peter I. Wold

                                                     FORM N-2

                                   OPPENHEIMER TREMONT OPPORTUNITY FUND, L.L.C.

                                                   EXHIBIT INDEX

EX-99.2(g)(1)              Investment Advisory Agreement

EX-99.2(g)(2)              Investment Sub-Advisory Agreement

EX-99.2(h)(1)              Distributor's Agreement

EX-99.2(h)(2)              Form of Selling Agreement

EX-99.2(j)                 Custody Agreement

EX.99.2(k)(1)              Escrow Agreement

EX.99.2(k)(2)              Administration Agreement

EX.99.2(k)(3)              Investor Servicing Agreement

EX.99.2(k)(4)              Fund and Investor Accounting Services Agreement

EX.99.2(l)                 Opinion and Consent of Schulte Roth & Zabel LLP

EX.99.2(n)(1)              Opinion and Consent of Schulte Roth & Zabel LLP on tax matters

EX.99.2(n)(2)              Consent of Independent Accountants

EX.99.2(p)                 Agreement Regarding Provision of Initial Capital

EX.99.2(r)(2)              Code of Ethics of the Oppenheimer/Tremont Funds